Note 8 - Restructuring and Other Non-recurring Costs - Restructuring Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	$ 2,084	$ 443	$ 2,877
Restructuring provision, legal and other fees [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	200	189	179
Restructuring provision, litigation provision [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	0	(128)	2,039
Fiscal refunds provision [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	1,768	0	0
Impairment and write off [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	422	0	0
Remediation provision [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	(361)	382	0
Relocation costs [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	0	0	27
Acquisition related costs 1 [member]
Statement Line Items [Line Items]
Restructuring and other non-recurring costs	$ 55	$ 0	$ 632